UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-7888



                  Limited Term Tax-Exempt Bond Fund of America
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)


Registrant's telephone number, including area code: (213) 486-9200

                     Date of fiscal year end: July 31, 2004

                   Date of reporting period: January 31, 2004




                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

[cover photograph - boardwalk on sand to beach waterfront]

Semi-annual report for the six months ended January 31, 2004

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA(SM) seeks current income exempt from federal income taxes, consistent with preservation of capital, through investments in tax-exempt securities with effective maturities between three and 10 years.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2003 (the most recent calendar quarter):

                                                                    LIFETIME
                                          1 YEAR     5 YEARS     (SINCE 10/6/93)
CLASS A SHARES
Reflecting 3.75% maximum sales charge     +0.39%       +4.00%        +4.85%

The fund's 30-day yield for Class A shares as of February 29, 2004, calculated in accordance with the Securities and Exchange Commission formula, was 2.27%. (This is equivalent to a taxable yield of 3.49% for investors in the 35.0% tax bracket.) The fund's distribution rate for Class A shares as of that date was 3.05%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 4. Please see the back cover for important information about other share classes.

FIGURES SHOWN ON THESE TWO PAGES ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 3.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Please consult with your tax adviser.




FELLOW SHAREHOLDERS:

[photo - black and white photo of boardwalk on sand to beach waterfront (front cover)]

When Limited Term Tax-Exempt Bond Fund of America began the first half of its fiscal year on August 1, 2003, the municipal bond market had just endured a short but significant downturn caused by a sharp rise in interest rates during July. (Interest rates and bond prices move inversely.) Over the fund's six-month reporting period, however, municipal bonds bounced back from this mid-summer decline and posted moderate gains. As a result, the fund did particularly well for the period.

For the six months ended January 31, 2004, the fund paid dividends totaling 25 cents a share, all exempt from federal income taxes.

o If you took those dividends in cash, they represented a tax-free income return of 1.67% (3.34% on a annualized basis).

o If you reinvested your dividends in additional fund shares, your income return was 1.68% (3.36% on an annualized basis).

o To match a 3.36% annualized tax-free income return, a shareholder in the top federal tax bracket of 35.0% would have had to earn 5.17% from a taxable investment.

Meanwhile, Limited Term Tax-Exempt Bond Fund of America's Class A share net asset value rose to $15.65 per share from $15.17 at the beginning of the period -- a gain of 3.16%. This increase, when combined with the fund's income return, produced a six-month total return of 4.86% for shareholders who reinvested dividends.

This return outpaced the 4.57% average total return of the 149 intermediate municipal bond funds as measured by Lipper. The Lehman Brothers (7-year) Municipal Bond Index (which does not include expenses and has a longer average maturity than the fund) gained 5.70% for the same period.

A CONSERVATIVE INVESTMENT APPROACH

Intermediate-term bond prices hit their lows early in the period, but managed to recover solidly in September 2003 and posted additional gains into the new calendar year. At the beginning of the fund's reporting period, the municipal bond market had just posted one of the worst monthly declines in decades. By September, a tempered economic outlook helped trim fears of inflation and bond prices began to rebound with the improvement extending through January 2004.

[Begin Sidebar]

TAX-FREE YIELDS VS. TAXABLE YIELDS

Find your estimated 2004 taxable income below to determine your federal tax rate, then look in the right-hand column to see what you would have had to earn from a taxable investment to equal the fund's 3.03% tax-free distribution rate as of January 31, 2004.

For example, investors in the highest tax bracket (35.0%) would need to receive a yield of 4.66% from a taxable investment in order to keep as much after taxes as they would from a tax-free investment that pays 3.03%.

                                                                           AS OF JANUARY 31, 2004,
                                                                           THE FUND'S TAX-EXEMPT
                                                       THEN YOUR           DISTRIBUTION RATE OF
        IF YOUR TAXABLE INCOME IS...                   FEDERAL TAX         3.03% (2) IS EQUIVALENT
      SINGLE                        JOINT              RATE (1) IS...      TO A TAXABLE RATE OF...

     $0 -       7,150             $0 -      14,300         10.0%                 3.37%
  7,151 -      29,050         14,301 -      58,100         15.0                  3.56
 29,051 -      70,350        58,101 -      117,250         25.0                  4.04
 70,351 -     146,750       117,251 -      178,650         28.0                  4.21
146,751 -     319,100       178,651 -      319,100         33.0                  4.52
         Over 319,100                 Over 319,100         35.0                  4.66


(1) Based on new 2004 federal tax rates. The federal brackets do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
(2) Distribution rate based on the average offering price for the month of January.

Figures shown on this page are past results and are not predictive of future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com. Fund results shown reflect the deduction of the one-time maximum sales charge of 3.75% at purchase.

[End Sidebar]

Over the past six months, the fund's managers decreased the average maturity of portfolio holdings to help cushion the fund against a potential increase in interest rates. (Bonds with shorter maturities tend to retain more of their value when rates are rising.) At the end of the fund's reporting period, nearly two-thirds of the fund's assets were rated in the highest categories -- AAA or AA -- by the major independent credit rating services. Some of the fund's new investments came from electric utility revenue bonds, and insured bonds, which now represent almost 10% and 25% of the fund's portfolio, respectively.

RESULTS IN PERSPECTIVE

While the past period was a particularly good one for the fund, we would like to caution shareholders that future returns will likely not be as strong. Capital appreciation from declining interest rates played a meaningful role in the fund's total return during the fiscal period; further declines from the current low rates are unlikely.

Over the long term, Limited-Term Tax Exempt Bond Fund of America can be a key component of your overall investment portfolio because it can provide much of the income of longer term municipal bonds with less volatility. We remain cautious going forward, but are confident that the fund's active management, diligent research and conservative investment style make it well positioned for the future.

We welcome our many new shareholders who helped increase the number of shareholder accounts by more than 7.0%.

We thank all of you for your continued support.

/s/ Paul G. Haaga, Jr.                  /s/ Brenda S. Ellerin
Paul G. Haaga, Jr.                      Brenda S. Ellerin
Chairman of the Board                   President

March 16, 2004

[Begin Sidebar]
Abner D. Goldstine, president of Limited Term Tax-Exempt Bond Fund of America for over 10 years and a fund Trustee, will now serve as vice chairman. The Board of Trustees wishes to thank him for his many years of service as president and his tireless efforts on the fund's behalf. The fund's new president is Brenda S. Ellerin, who is also a fund Trustee.
[End Sidebar]



OTHER SHARE CLASS RESULTS                                             unaudited
CLASS B, CLASS C AND CLASS F

RETURNS FOR PERIODS ENDED DECEMBER 31, 2003                             LIFE
(THE MOST RECENT CALENDAR QUARTER):                       1 YEAR      OF CLASS

CLASS B SHARES
Reflecting applicable contingent deferred sales
  charge (CDSC), maximum of 5%, payable only if
  shares are sold within six years of purchase            -1.43%     +4.93% (1)
Not reflecting CDSC                                       +3.57%     +5.61% (1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only
     if shares are sold within one year of purchase       +2.43%     +4.41% (2)
Not reflecting CDSC                                       +3.43%     +4.41% (2)

CLASS F SHARES (3)
Not reflecting annual asset-based fee charged
  by sponsoring firm                                      +4.19%     +5.13% (2)


Figures shown on this page are past results and not predictive of future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.


INVESTMENT PORTFOLIO  January 31, 2004                               unaudited

QUALITY RATINGS

[begin pie chart]


Aaa/AAA                                 32.1 %
Aa/AA                                   31.8 %
A/A                                      9.8 %
Baa/BBB                                 20.3 %
Below investment grade                   0.8 %
Cash & equivalents                       5.2 %

[end pie chart]



                                                                                                        Principal           Market
                                                                                                         amount              value
FIXED-INCOME SECURITIES  -  94.77%                                                                        (000)              (000)

ALABAMA  -  0.55%
Industrial Dev. Board:
 City of Butler, Pollution Control Rev. Ref. Bonds (James River Project),
  Series 1993, 5.50% 2005                                                                                $ 1,000           $ 1,005
 City of Selma, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Projects),
  Series 2003-A, 4.75% 2011                                                                                2,500             2,647
21st Century Auth., Tobacco Settlement Rev. Bonds, Series 2001:
 5.25% 2006                                                                                                1,000             1,055
 5.25% 2009                                                                                                1,000             1,045


ALASKA  -  1.41%
Industrial Dev. and Export Auth., AMT:
 Power Rev. Bonds (Snettisham Hydroelectric Project), First Series, AMBAC Insured:
  5.25% 2005                                                                                                 930               964
  5.25% 2005 (escrowed to maturity)                                                                           70                72
 Revolving Fund Ref. Bonds, Series 2002-A, MBIA insured, 5.50% 2009                                        1,685             1,890
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds:
 Series 2000, 5.60% 2010                                                                                   1,000             1,008
 Series 2001:
  4.75% 2015                                                                                               2,565             2,538
  5.375% 2021                                                                                              6,365             5,719
Student Loan Corp., Student Loan Rev. Bonds, Series 2000-A, AMT, AMBAC insured, 5.65% 2010                 2,140             2,424


ARIZONA  -  0.57%
Industrial Dev. Auth.:
 County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West Project),
   Series 1998-A, 4.30% 2005                                                                               1,950             2,004
 County of Yavapai, Solid Waste Disposal Rev. Bonds (Waste Management, Inc.
   Project), Series 2003-A2, AMT, 4.45% 2028 (put 2008)                                                    3,750             3,925


CALIFORNIA  -  4.86%
G.O. Bonds, 5.25% 2006                                                                                     2,000             2,125
Joint Powers Health Fncg. Auth. Cert. of Part. (Community Hospitals of Central
  California Project), Series 2001, 4.75% 2007                                                             1,005             1,053
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (USA Waste
  Services, Inc. Project), Series 1998-A, AMT, 5.10% 2018 (put 2008)                                       4,300             4,625
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison,
  Kern County at Delano II), Series 2003-C, 5.00% 2011                                                     1,350             1,458
Statewide Communities Dev. Auth.:
 Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP), Series 1998-A1,
  AMT, 5.05% 2025 (put 2008)                                                                               4,000             4,265
 Cert. of Part. (Catholic Healthcare West Project), Series 1999-A, 6.00% 2009                                725               818
 Multi-family Housing Rev. Ref. Bonds, Equity Residential:
  Parkview Terrace Club Apartments, Issue 1999-B, 5.20% 2029 (put 2009)                                    1,150             1,253
  Skylark Apartments, Issue 1999-D, 5.20% 2029 (put 2009)                                                  1,500             1,634
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A:
 5.50% 2008                                                                                                2,000             2,220
 MBIA insured, 5.25% 2010                                                                                  6,650             7,574
 5.50% 2010                                                                                                1,000             1,124
 FSA insured, 5.25% 2012                                                                                   3,825             4,340
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.:
 Rev. Bonds (San Diego Hospital Association), Series 2001-A, 5.25% 2006                                    1,025             1,091
 Rev. Ref. Cert. of Part.:
  American Baptist Homes of the West Facs. Project, Series 1997-A:
   5.25% 2007                                                                                                565               576
   5.50% 2007                                                                                                635               653
  Episcopal Homes Foundation, Series 1998:
   4.80% 2006                                                                                              2,000             2,084
   5.00% 2007                                                                                              1,405             1,480
   5.00% 2008                                                                                              2,455             2,586
 Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments),
   Series 2000-A, 5.30% 2008                                                                               2,700             2,886
 Southern California Presbyterian Homes Obligated Group (Redwood Senior Homes
   and Services), Rev. Bonds, Series 2002, 5.50% 2012                                                      1,695             1,810
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project),
   Series 1995-A, 5.75% 2005 (escrowed to maturity)                                                        2,505             2,606
City of Torrance, Hospital Rev. Bonds (Torrance Memorial Medical Center),Series 2001-A:
 4.70% 2009                                                                                                1,010             1,093
 4.80% 2010                                                                                                  940             1,015


COLORADO  -  2.99%
Health Facs. Auth., Rev. Bonds:
 Catholic Health Initiatives:
  Series 1998-A, 5.375% 2010                                                                               2,145             2,337
  Series 2001, 5.375% 2010                                                                                 2,000             2,239
  Series 2002-A:
   5.00% 2010                                                                                              1,500             1,639
   5.00% 2012                                                                                              1,000             1,089
 Covenant Retirement Communities, Inc., Series 2002-B, 5.25% 2011                                          1,450             1,519
 The Evangelical Lutheran Good Samaritan Society Project, Series 2002:
  5.00% 2010                                                                                               1,000             1,078
  5.00% 2011                                                                                               1,100             1,178
Housing and Fin. Auth., Single Family Program:
 Senior Bonds, Series 1995-C2, 5.625% 2009                                                                    65                65
 Senior and Subordinate Bonds, Series 1998-D3, 6.125% 2023                                                 1,915             2,007
City of Colorado Springs, Utilities System Subordinate Lien Improvement Rev. Bonds,
  Series 2003-A, 5.00% 2008                                                                                1,500             1,679
City and County of Denver, Airport System Rev. Ref. Bonds, AMT, FGIC insured:
Series 2001-A, 5.50% 2008                                                                                  2,340             2,623
Series 2002-E:
5.00% 2010                                                                                                 2,000             2,200
5.00% 2011                                                                                                 2,000             2,184
5.00% 2012                                                                                                 1,500             1,631
Denver Convention Center Hotel Auth. Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2012                   4,000             4,482
EagleBend Affordable Housing Corp., Multi-family Housing Project Rev. Ref. Bonds,
  Series 1997-A, 5.75% 2007                                                                                1,885             1,908
University of Colorado Hospital Auth., Hospital Ref. Rev. Bonds, Series 1997-A, AMBAC insured,
  5.50% 2007                                                                                               1,000             1,121


CONNECTICUT  -  1.04%
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds: (1)
 Series 1996-A:
  6.375% 2004 (escrowed to maturity)                                                                         995             1,026
  6.40% 2011                                                                                               4,000             4,340
 Series 1997-B:
  5.55% 2008                                                                                               1,000             1,106
  5.70% 2012                                                                                               1,000             1,067
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
  Series 2001, 5.375% 2011                                                                                 3,000             3,262


DELAWARE  -  0.21%
Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (Delmarva Power & Light Co.
  Project), Series 2001-C, AMBAC insured, 4.90% 2026 (put 2011)                                            2,000             2,190


DISTRICT OF COLUMBIA  -  2.16%
G.O. Ref. Bonds, FSA insured:
 Series 1993-B2, 5.50% 2010                                                                                2,500             2,870
 Series 1999:
  5.50% 2009                                                                                                 695               792
  5.50% 2009 (escrowed to maturity)                                                                          195               224
Cert. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured:
 5.25% 2010                                                                                                1,000             1,120
 5.25% 2013                                                                                                2,000             2,215
Friendship Public Charter School, Inc., Issue Rev. Bonds, Series 2003,
  ACA insured, 5.00% 2012                                                                                  1,000             1,074
Gallery Place Project, Tax Increment Rev. Bonds, Series 2002, FSA insured:
 5.25% 2009                                                                                                1,570             1,768
 5.25% 2010                                                                                                1,400             1,586
Hospital Rev. Ref. Bonds (Medlantic Healthcare Group, Inc. Issue),
  Series 1997-A, MBIA insured, (escrowed to maturity):
 6.00% 2006                                                                                                1,000             1,106
 6.00% 2007                                                                                                1,250             1,420
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University Hospital
  and Washington Hospital Center Projects):
 Series 2001-A, 6.40% 2031 (put 2004)                                                                      1,000             1,002
 Series 2001-B, 6.625% 2031 (preref. 2005)                                                                 2,000             2,112
 Series 2001-C, 6.80% 2031 (preref. 2006)                                                                  1,500             1,655
 Series 2001-D, 6.875% 2031 (preref. 2007)                                                                 3,000             3,434



FLORIDA  -  3.49%
Dade County, Resource Recovery Fac. Rev. Ref. Bonds, Series 1996, AMT,
  AMBAC insured, 6.00% 2006                                                                                3,500             3,861
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group),
  Series 2003-A, 5.25% 2012                                                                                1,535             1,705
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health
  System/Sunbelt Obligated Group) Series 2002-B, 5.00% 2010                                                2,000             2,185
Hillsborough County:
 Aviation Auth., Tampa International Airport Rev. Bonds, Series 2003-A, AMT,
  MBIA insured, 5.25% 2012                                                                                 1,500             1,658
 Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project), Series 2003-A:
  5.00% 2010                                                                                               2,905             3,149
  5.00% 2012                                                                                               2,195             2,345
Lee County:
 Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point/Alliance Obligated Group,
  Shell Point Village Project), Series 1999-A:
  5.25% 2005                                                                                               2,185             2,285
  5.25% 2007                                                                                               1,250             1,341
  5.50% 2008                                                                                               1,000             1,086
  5.50% 2010                                                                                               1,200             1,298
  5.75% 2012                                                                                               1,800             1,925
 Solid Waste System Rev. Ref. Bonds, Series 2001, AMT, MBIA insured:
  5.25% 2009                                                                                               3,000             3,357
  5.25% 2010                                                                                               2,000             2,243
School Board of Miami-Dade County, Cert. of Part., MBIA insured:
 Series 2003-B, 5.00% 2031 (put 2011)                                                                      2,915             3,224
 Series 2003-C, 5.00% 2027 (put 2008)                                                                      2,175             2,398
St. Johns River Power Park System (JEA), Rev. Ref. Bonds, Issue Two, Series Eighteen, 5.00% 2009           1,000             1,119
Village Community Dev. Dist. No. 5 (Sumter County), Special Assessment Rev. Bonds,
  Series 2003-B, 5.00% 2008                                                                                1,000             1,001


GEORGIA  -  0.10%
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds (The Park at Briarcliff
  Apartments Project), Series 1998-A, 4.55% 2028 (put 2008)                                                  995             1,054


HAWAII  -  0.10%
Cert. of Part. (Kapolei State Office Building), Series 1998-A, AMBAC insured, 5.00% 2005                   1,000             1,047


IDAHO  -  0.71%
Housing and Fin. Association, Single Family Mortgage Bonds, AMT:
 Series 1998-C2, 5.25% 2011                                                                                  305               317
 Series 1998-E3, 5.125% 2011                                                                                 420               436
 Series 1998-H, 4.65% 2012                                                                                   865               873
 Series 1998-I2, 4.70% 2012                                                                                  425               440
 Series 2001-E, Class III, 5.40% 2021                                                                        945               975
 Series 2002-F, Class III, 4.875% 2023                                                                     2,235             2,287
 Series 2003-C, Class III, 4.50% 2023                                                                      1,080             1,034
 Series 2003-E, Class III, 5.15% 2023                                                                      1,000             1,026



ILLINOIS  -  5.51%
G.O. Bonds:
 Illinois FIRST, Series of December 2002, 5.25% 2010                                                       2,000             2,283
 Series of April 1998, FSA insured:
  5.50% 2009 (preref. 2008)                                                                                2,055             2,348
  5.50% 2009                                                                                               1,945             2,186
G.O. Ref. Bonds, Illinois FIRST, Series of August 2002, 5.25% 2008                                         1,000             1,121
Dev. Fin. Auth., Revolving Fund Rev. Bonds, Series 2002 (Master Trust):
 5.00% 2009                                                                                                2,000             2,236
 5.00% 2010                                                                                                1,500             1,684
Educational Facs. Auth.:
 Adjustable Medium Term Rev. Bonds:
  Field Museum of Natural History, Series 2002, 4.05% 2036 (put 2011)                                      4,000             4,132
  Northwestern University, Series 1997, 5.00% 2032 (put 2009)                                              1,000             1,119
 Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
  Series 2002, 5.25% 2010                                                                                  1,015             1,073
Health Facs. Auth.:
 Rev. Bonds:
  Advocate Health Care Network:
   Series 1998-A:
    5.25% 2005                                                                                             1,615             1,701
    5.00% 2006                                                                                               750               802
    5.00% 2006 (escrowed to maturity)                                                                        980             1,061
   Series 2000:
    5.25% 2007                                                                                             1,000             1,097
    5.30% 2008                                                                                             2,000             2,216
    6.125% 2011                                                                                            1,000             1,141
  Centegra Health System, Series 1998, 5.50% 2007                                                          2,480             2,707
  Highland Park Hospital Project, Series 1997-A , FGIC insured, 5.50% 2005                                 1,490             1,594
  OSF Healthcare System, Series 1999:
   5.25% 2005                                                                                                855               902
   5.375% 2006                                                                                               900               972
   5.50% 2008                                                                                              1,000             1,108
  University of Chicago Hospitals and Health System, Series 2003, MBIA insured, 5.00% 2008                 1,000             1,107
  Victory Health Services, Series 1997-A, 5.25% 2004                                                         900               906
 Rev. Ref. Bonds:
  Advocate Health Care Network, Series 1997-A:
   5.50% 2004                                                                                              1,250             1,277
   5.10% 2005                                                                                              1,815             1,908
  Northwestern Medical Faculty Foundation, Inc., Series 1998, MBIA insured,  5.25% 2006                    1,810             1,973
City of Chicago:
 Board of Education of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated Revenues),
  Series 2001-C, FSA insured, 5.25% 2010                                                                   1,000             1,142
 Chicago-O'Hare International Airport:
  General Airport Rev. Ref. Bonds, Series 1993-A, MBIA insured, 5.00% 2012                                 2,500             2,767
  Passenger Fac. Charge Rev. Bonds, Series 1996-A, AMBAC insured, 5.60% 2010                               4,000             4,336
 Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Capital Improvement Bonds,
  Limited Tax Series D of December 2002:
  5.00% 2010                                                                                               2,700             3,050
  5.00% 2012                                                                                               1,350             1,517
Community College Dist. No. 502, Counties of DuPage, Cook and Will, G.O. Bonds,
  Series 2003-A, 5.00% 2011                                                                                1,000             1,128
Indian Prairie Community, Unit School Dist. Number 204, DuPage and Will Counties, School Building
  Bonds (Naperville/Aurora), Series 1998, 5.25% 2011                                                       2,275             2,528


INDIANA  -  3.43%
Health Fac. Fncg. Auth.:
 Hospital Rev. Bonds:
  Charity Obligated Group:
   Series 1997-D, 5.00% 2026 (preref. 2007)                                                                1,425             1,548
   Series 1999-D:
    5.50% 2008                                                                                             1,000             1,117
    5.50% 2011                                                                                             2,000             2,214
  Clarian Health Partners, Inc., Series 1996-A, MBIA insured, 5.25% 2008                                   1,000             1,103
  The Methodist Hospitals, Inc., Series 2001:
   5.25% 2008                                                                                              1,000             1,098
   5.25% 2009                                                                                              2,415             2,663
   5.25% 2010                                                                                              1,445             1,584
   5.25% 2011                                                                                              1,525             1,663
 Rev. Bonds (Ascension Health Credit Group), Series 2002-F:
  5.50% 2010                                                                                               1,000             1,124
  5.50% 2011                                                                                               1,640             1,839
State Revolving Fund Program Bonds:
 Series 1998-A, 5.00% 2010                                                                                 3,085             3,366
 Series 2001-A:
  5.25% 2009                                                                                               1,825             2,054
  5.50% 2011                                                                                               1,500             1,738
Transportation Fin. Auth., Toll Road Lease Rev. Ref. Bonds, Series 1996,
  AMBAC insured, 5.25% 2010                                                                                4,970             5,441
Boone County Hospital Association, Lease Rev. Bonds, Series 2001, FGIC insured,
  5.00% 2009                                                                                               1,200             1,334
Trustees of Ivy Tech State College, Ivy Tech State College Student Fee Bonds,
  Series H, AMBAC insured:
 5.00% 2011                                                                                                2,000             2,234
 5.00% 2012                                                                                                1,000             1,112
The Trustees of Purdue University, Cert. of Part., Series 2001-A:
 5.00% 2009                                                                                                1,000             1,117
 5.00% 2010                                                                                                1,135             1,273


IOWA  -  0.20%
Fin. Auth., Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999,
  FSA insured, 5.30% 2009                                                                                  1,000             1,130
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2011                                    1,000               996


KENTUCKY  -  1.03%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2000-A, 6.125% 2010                            3,000             3,265
 Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
  Healthcare, Inc. Project), Series 1997:
  5.20% 2004                                                                                               1,000             1,006
  5.40% 2006                                                                                               1,500             1,506
  5.50% 2007                                                                                                 465               464
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project),
  Series 1999, 5.70% 2009                                                                                  4,150             4,440


LOUISIANA  -  0.77%
Public Facs. Auth.:
 Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System
  Project), Series 1998-A, FSA insured, 5.50% 2006                                                         4,500             4,899
 Rev. Bonds (Ochsner Clinic Foundation Project), Series 2002-A, MBIA insured,
  4.00% 2005                                                                                               2,000             2,070
Jefferson Parish Hospital Service Dist. No. 2, Parish of Jefferson,
  Hospital Rev. Bonds, Series 1998, FSA insured, 5.00% 2005                                                1,000             1,052


MAINE  -  0.33%
Educational Loan Marketing Corp., Senior Student Loan Rev. Bonds,
  Series 1994-A4, AMT, 6.05% 2004                                                                          1,500             1,516
Housing Auth., Mortgage Purchase Bonds, Series 2001-E1 (Non-AMT), 4.125% 2010                              1,000             1,059
Student Loan Rev. Ref. Bonds, Series 1992-A1, AMT, 6.30% 2004                                                880               887


MARYLAND  -  0.92%
G.O. Bonds, State and Local Facs. Loan of 2000, Series F, 5.50% 2008                                       1,000             1,139
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds, MedStar HealthIssue, Series 2004:
 5.00% 2010                                                                                                1,755             1,870
 5.00% 2011                                                                                                1,775             1,877
 5.00% 2013                                                                                                1,530             1,575
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project),
  Series 2002, 5.00% 2012                                                                                  3,015             3,049


MASSACHUSETTS  -  1.89%
G.O. Bonds, Consolidated Loan:
 Series 2001-B, 5.25% 2009                                                                                 1,575             1,769
 Series 2003-A, 5.25% 2013                                                                                 2,000             2,246
 Series 2004-A, 5.00% 2012                                                                                 2,000             2,224
Educational Fncg. Auth., Education Loan Rev. and Ref. Bonds, Issue G,
  Series 2000-A, AMT, MBIA insured, 5.55% 2008                                                             1,865             1,976
Health and Educational Facs. Auth., Rev. Bonds, Partners HealthCare System Issue:
 Series C, 5.00% 2007                                                                                      1,550             1,695
 Series E:
  5.00% 2010                                                                                               1,000             1,111
  5.00% 2011                                                                                               1,000             1,107
  5.00% 2012                                                                                               1,500             1,656
Industrial Fin. Agcy. Resource Recovery Rev. Ref. Bonds (Ogden Haverhill
  Project), Series 1998-A, AMT, 5.15% 2007                                                                 1,550             1,564
Municipal Wholesale Electric Co., A Public Corp. of the Commonwealth of
  Massachusets, Power Supply Project Rev. Bonds, Series A, MBIA insured:
 Nuclear Project No. 5, 5.00% 2010                                                                         1,205             1,351
 Nuclear Project No. 6, 5.00% 2010                                                                         1,000             1,122
State College Building Auth., Project and Rev. Bonds, Series 2003-A,
  XLCA insured, 5.00% 2012                                                                                 1,640             1,833


MICHIGAN  -  4.96%
Higher Education Student Loan Auth., Student Loan Rev. Ref. Bonds,
  Series XVII-F, AMT, AMBAC insured,  4.45% 2010                                                           2,000             2,095
Hospital Fin. Auth.:
 Hospital Rev. Bonds (Henry Ford Health System), Series 1999-A, 5.50% 2008                                 1,000             1,110
 Hospital Rev. and Ref. Bonds:
  The Detroit Medical Center Obligated Group:
   Series 1993-A, 6.375% 2009                                                                              1,015               863
   Series 1993-B, AMBAC insured, 5.00% 2006                                                                1,000             1,037
  MidMichigan Obligated Group, Series 1997-A, FSA insured, 5.50% 2007                                      2,775             3,080
  Sparrow Obligated Group, Series 2001, 5.25% 2009                                                         1,400             1,544
 Hospital Rev. Ref. Bonds:
  Hackley Hospital Obligated Group, Series 1998-A, 4.90% 2007                                              1,140             1,199
  Henry Ford Hospital:
   Series 1984-A, AMBAC insured, 6.00% 2011                                                                1,250             1,491
   Series 2003-A:
    5.25% 2010                                                                                             2,000             2,184
    5.25% 2011                                                                                             2,000             2,169
  Pontiac Osteopathic, Series 1994-A, 5.375% 2006                                                          2,285             2,289
  Sinai Hospital of Greater Detroit, Series 1995, 6.00% 2008                                                 825               721
 Variable Rate Rev. Bonds (Ascension Health Credit Group):
  Series 1999-B3, 5.30% 2033 (put 2006)                                                                    5,000             5,465
  Series 1999-B4, 5.375% 2033 (put 2007)                                                                   2,000             2,224
Municipal Bond Auth.:
 Federally Taxable School Loan Rev. Ref. Bonds, Series 2003-B, 5.25% 2011                                  2,000             2,287
 Local Government Loan Program Rev. Bonds, Series 2003-C, 5.00% 2010                                       1,000             1,123
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, AMBAC insured:
 5.00% 2009                                                                                                2,000             2,249
 5.00% 2010                                                                                                1,110             1,254
State Building Auth., College Savings Bonds, Rev. Bonds (Facs. Program),
  Series 1997-II, 5.50% 2009 (preref. 2007)                                                                1,000             1,136
State Trunk Line Fund Ref. Bonds, Series 1998-A:
 5.25% 2011                                                                                                1,000             1,146
 5.25% 2012                                                                                                1,000             1,144
Strategic Fund, Solid Waste Disposal Limited Obligation Rev. Ref. Bonds
  (Waste Management, Inc. Project), Series 2004, AMT, 3.00% 2013 (put 2007)                                3,000             3,013
Underground Storage, Tank Financial Assurance Auth., Rev. Ref. Bonds,
  Series 1996-I, AMBAC insured, 5.50% 2009                                                                 2,150             2,341
City of Detroit, G.O. Ref. Bonds (Unlimited Tax), Series 1995-A, 6.25% 2004                                1,000             1,009
Kent Hospital Fin. Auth., Rev. Bonds (Spectrum Health), Series 2001-A, 5.25% 2010                          2,020             2,229
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2003, 5.00% 2012                    1,000             1,120
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne
  County Airport), Series 2002-D, AMT, FGIC insured, 5.25% 2011                                            3,530             3,915


MINNESOTA  -  0.41%
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 2000-H, AMT, 4.25% 2006                           1,350             1,418
Housing and Redev. Auth. of the City of St. Paul and the City of Minneapolis
  Health Care Fac. Rev. Bonds, Series 2003, 5.25% 2010                                                     1,050             1,132
Minneapolis-St. Paul Metropolitan Airports Commission, AMT, AMBAC insured, 5.50% 2008                      1,500             1,660


MISSOURI  -  0.73%
Health and Educational Facs. Auth. Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011                 3,255             3,537
Industrial Dev. Auth. of the City of Lee's Summit, Health Facs. Rev. Bonds
  (John Knox Village), Series 2002:
 5.75% 2009                                                                                                1,255             1,396
 5.875% 2010                                                                                               1,325             1,497
St. Louis Airport, Rev. Ref. Bonds (Lambert-St. Louis International Airport),
  Series 2003-A, FSA insured, 5.25% 2012                                                                   1,000             1,125


MONTANA  -  0.72%
City of Forsyth, Pollution Control Rev. Ref. Bonds,  Series 1999-B, AMT,
  AMBAC insured, 5.125% 2034 (put 2008)                                                                    6,825             7,485


NEBRASKA  -  0.25%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2002-D,
  AMT, 3.90% 2009                                                                                          1,265             1,318
Airport Auth. of the City of Omaha, Airport Facs. Rev. Ref. Bonds, Series 2001,
  FSA insured, 5.50% 2012                                                                                  1,155             1,305


NEVADA  -  1.17%
Highway Improvement Rev. (Motor Vehicle Fuel Tax) Bonds, Series December 1,2000-A,
  5.00% 2009                                                                                               2,000             2,244
Housing Division, Single-family Mortgage Bonds, Series 1998-B1, 5.20% 2011                                   530               560
Clark County School Dist., G.O. (Limited Tax) Ref. Bonds, Series 2002-A,
  FSA insured, 5.00% 2010                                                                                  1,000             1,124
City of Henderson, Health Fac. Rev. Bonds (Catholic Healthcare West), Series 1998-A,
  6.20% 2009                                                                                                 830               929
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont
  Street Project), Series 2003-A:
 5.00% 2011                                                                                                3,450             3,623
 4.50% 2012                                                                                                3,625             3,661


NEW JERSEY  -  1.72%
Econ. Dev. Auth., First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A:
 5.00% 2006                                                                                                1,275             1,319
 5.05% 2007                                                                                                1,375             1,438
Educational Facs. Auth. Rev. Bonds, Rider University Issue, Series 2002-A,
  RADIAN insured, 5.25% 2012                                                                               1,795             1,999
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003:
 4.375% 2019                                                                                               1,000               978
 6.125% 2024                                                                                               6,000             5,856
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-C:
 5.00% 2008                                                                                                2,000             2,213
 5.00% 2009                                                                                                2,000             2,231
 5.00% 2010                                                                                                1,600             1,793


NEW MEXICO  -  0.58%
Supplemental Severance Tax Bonds, Series 2002-A:
 5.00% 2009                                                                                                3,500             3,808
 5.00% 2010                                                                                                2,000             2,176


NEW YORK  -  8.80%
G.O. Bonds, Fiscal 2003, Series G, 5.25% 2008                                                              2,460             2,723
Dormitory Auth.:
 Cert. of Part., City University of New York (John Jay College of Criminal
  Justice Project Ref.), 6.00% 2006                                                                        1,500             1,651
 Lease Rev. Bonds (State University Educational Facs. Issue), Series 2003,
  XLCA insured, 5.25% 2032 (put 2013)                                                                      2,000             2,225
 Mental Health Services Facs. Improvement Rev. Bonds, Series 1997-B:
  6.00% 2007                                                                                                 990             1,102
  6.00% 2007 (escrowed to maturity)                                                                           10                11
 Rev. Bonds, Center for Nursing & Rehabilitation, Inc., FHA insured Mortgage
  Nursing Home Rev. Bonds, Series 1997, 4.75% 2007                                                           235               235
 Secured Hospital Rev. Bonds (Saint Agnes Hospital), Series 1998-A, 4.80% 2006                             1,000             1,062
 Secured Hospital Rev. Ref. Bonds (Wyckoff Heights Medical Center),
   Series 1998-H, 5.125% 2008                                                                              1,000             1,104
 State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2003-A, 5.00% 2012                  3,500             3,925
 Third General Resolution Rev. Bonds (State University Educational Facs.
  Issue), Series 2002-B, 5.25% 2023 (put 2012)                                                             6,000             6,643
Housing Fin. Agcy., Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A:
 6.00% 2006                                                                                                5,450             5,990
 6.00% 2007                                                                                                1,000             1,092
Metropolitan Transportation Auth., State Service Contract Ref. Bonds,
  Series 2002-A, 5.00% 2012                                                                                1,000             1,110
Thruway Auth.:
 State Personal Income Tax Rev. Bonds (Transportation), Series 2002-A, 5.25% 2010                          1,500             1,703
 Local Highway and Bridge Service Contract Bonds, Series 2002:
  5.25% 2009                                                                                               3,055             3,423
  5.25% 2010                                                                                               2,000             2,252
Tobacco Settlement Fncg. Corp., Asset-backed Rev. Bonds, Series 2003-B1:
 5.00% 2008                                                                                                2,000             2,185
 5.00% 2009                                                                                                2,000             2,204
 5.00% 2010                                                                                                2,000             2,202
Castle Rest Residential Health Care Fac., FHA insured Mortgage Rev. Bonds,
  Series 1997-A, 4.875% 2007                                                                                 740               742
Local Government Assistance Corp. (A Public Benefit Corp.), Subordinate Lien
  Ref. Bonds, Series 2003-A2, 5.00% 2010                                                                   1,500             1,681
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-B:
 5.00% 2006                                                                                                2,000             2,160
 5.00% 2008                                                                                                1,615             1,764
 5.00% 2010                                                                                                3,000             3,296
 5.00% 2011                                                                                                2,000             2,184
City of New York:
 G.O. Bonds:
  Fiscal 1997 Series L, 5.625% 2007                                                                        1,000             1,108
  Fiscal 2001:
   Series B:
    4.90% 2009                                                                                             1,000             1,098
    5.50% 2010                                                                                             1,000             1,133
   Series D, 5.50% 2009                                                                                    1,000             1,128
   Series F, 5.00% 2010                                                                                    1,000             1,104
  Fiscal 2003, Series A, 5.125% 2010                                                                       2,000             2,222
 Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Fiscal 2003
    Series A, 5.50% 2026                                                                                   6,000             6,886
Port Auth. of New York and New Jersey, Consolidated Bonds, AMT, Series 131:
 5.00% 2008                                                                                                4,260             4,676
 5.00% 2009                                                                                                4,000             4,398
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B:
 5.00% 2009                                                                                                2,000             2,246
 5.00% 2010                                                                                                3,000             3,385
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds
  (Empire State Dev. Corp.), Series 2002-A:
 5.00% 2017 (put 2011)                                                                                     4,000             4,408
 5.50% 2017 (put 2011)                                                                                     2,500             2,832


NORTH CAROLINA  -  3.66%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds:
 Series 1993-B:
  6.00% 2005                                                                                               1,330             1,347
  7.00% 2008                                                                                               1,950             2,239
  6.125% 2009                                                                                              1,750             1,971
 Series 1993-C, 5.50% 2007                                                                                 3,800             4,106
 Series 2003-A:
  5.50% 2010                                                                                               1,500             1,642
  5.50% 2011                                                                                               1,000             1,090
  5.50% 2012                                                                                               2,155             2,358
 Series 2003-D, 5.375% 2010                                                                                2,000             2,176
Infrastructure Fin. Corp. Lease-Purchase Rev. Bonds (North Carolina
  Correctional Facs. Projects), Series 2003, 4.50% 2007                                                    2,000             2,170
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds:
 Series 1992, MBIA insured, 6.00% 2010                                                                     3,000             3,510
 Series 1997-A, MBIA insured, 5.125% 2011                                                                  3,750             4,127
 Series 1999-B:
  6.50% 2009                                                                                               1,660             1,923
  6.625% 2010                                                                                              2,500             2,930
 Series 2003-A:
  5.50% 2012                                                                                               2,500             2,787
  5.50% 2013                                                                                               2,250             2,505
City of Charlotte, Airport Rev. Bonds, Series 1999-B, AMT, MBIA insured, 5.125% 2009                       1,035             1,141


OHIO  -  2.09%
Higher Educational Fac. Commission, Adjustable Rev. Bonds (Kenyon College 2002 Project):
4.30% 2037 (put 2010)                                                                                      2,000             2,103
4.60% 2037 (put 2012)                                                                                      2,000             2,103
The Student Loan Funding Corp., Cincinnati, Student Loan Rev. Bonds,
  Series 1988-B3, AMT, AMBAC insured, 5.125% 2005                                                          1,000             1,010
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev.
  Bonds, Series 1993-A (Summa Health System Project), 5.75% 2008                                           2,540             2,594
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital),
  Series 1998, Asset Guaranty insured, RADIAN insured, 4.70% 2008                                          1,155             1,252
County of Lorain, Catholic Healthcare Partners:
 Hospital Facs. Rev. Bonds:
  Series 2001-A, 5.25% 2010                                                                                2,275             2,512
  Series 2002-A:
   5.00% 2010                                                                                              1,945             2,108
   5.50% 2011                                                                                              2,040             2,264
   5.50% 2012                                                                                              2,150             2,399
 Hospital Facs. Rev. Ref. and Improvement Bonds, Series 2001-A, 5.25% 2009                                 1,170             1,298
County of Montgomery, Rev. Bonds (Catholic Health Initiatives), Series 2001, 4.00% 2005                    2,000             2,075


OKLAHOMA  -  0.14%
Industries Auth., Health System Rev. Ref. Bonds (Obligated Group consisting of
  INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital
  Corp. and INTEGRIS Rural Health, Inc.), Series 1995-D, AMBAC insured, 6.00% 2009                         1,240             1,438


OREGON  -  0.22%
Salem-Keizer School Dist. No. 24J, Marion and Polk Counties, G.O. Bonds,
  Series 1999, 5.25% 2010                                                                                  2,000             2,238


PENNSYLVANIA  -  1.52%
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2002-74, AMT, 4.25% 2012                       910               950
Erie County, Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds
  (International Paper Co. Projects), Series 2002-A, 4.90% 2009                                            4,000             4,340
Hospitals and Higher Education Facs. Auth. of Philadelphia, Health System Rev.
  Bonds (Jefferson Health System), Series 1997-A:
 5.50% 2006                                                                                                2,045             2,195
 5.50% 2008                                                                                                1,000             1,107
Philadelphia Auth. for Industrial Dev., Airport Rev. Bonds (Philadelphia
  Airport System Project), Series 1998-A, AMT, FGIC insured, 5.25% 2009                                    3,410             3,747
Scranton-Lackawanna Health and Welfare Auth., Hospital Rev. Ref. Bonds
  (The Community Medical Center Project), MBIA insured, 5.25% 2005                                         1,250             1,320
Westmoreland County Indust. Dev. Auth., Variable Rate Rev. Bonds (National
  Waste and Energy Corp.; Valley Landfill Expansion Project), Series 1993, AMT,
  5.10% 2018 (put 2009)                                                                                    2,000             2,145


PUERTO RICO  -  0.96%
G.O. Bonds:
 Series D, FSA insured, 5.00% 2021 (put 2008)                                                              1,000             1,111
 Public Improvement Ref. Bonds, Series 2003-C, 5.00% 2018                                                  4,000             4,377
Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000,
  5.75% 2020 (preref. 2010)                                                                                4,040             4,523


RHODE ISLAND  -  0.25%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds, Lifespan
  Obligated Group Issue, Series 2002:
 5.75% 2009                                                                                                1,340             1,455
 5.75% 2010                                                                                                1,020             1,106


SOUTH CAROLINA  -  0.55%
Housing Fin. and Dev. Auth. Mortgage Rev. Bonds, Series 2000-A2, AMT, FSA insured,
  5.875% 2009                                                                                              1,005             1,059
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper
  Company Projects), Series 1999-A, 5.125% 2012                                                            2,000             2,151
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
  Series 2001-B, 6.00% 2022                                                                                1,500             1,432
York County, Pollution Control Facs. Rev. Bonds (Bowater Inc. Project),
  Series 1990, AMT, 7.625% 2006                                                                            1,000             1,056


SOUTH DAKOTA  -  0.36%
Housing Dev. Auth.:
 Homeownership Mortgage Bonds:
  2000 Series H, 5.00% 2009                                                                                1,300             1,408
  2001 Series C, 4.55% 2010                                                                                  980             1,053
 Multiple Purpose Bonds, Series 2002-A, FSA insured, 4.15% 2009                                            1,170             1,251


TENNESSEE  -  1.73%
City of Memphis, Electric System Subordinate Rev. Bonds, Series 2003-A, 5.00% 2006                         2,000             2,178
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds
  (Federal Express Corp.), Series 2001, 5.00% 2009                                                         7,490             8,125
Metropolitan Government of Nashville and Davidson County, G.O. Multi-Purpose
  Improvement Bonds, Series 1997-A, 5.125% 2010                                                            1,000             1,093
Health, Educational and Housing Facs. Board of the County of Sullivan
  (Wellmonth Health System Project):
 Hospital Rev. Bonds, Series 2002:
  5.50% 2006                                                                                               1,475             1,581
  5.75% 2007                                                                                               1,555             1,695
 Hospital Rev. Ref. Bonds, Series 2003:
  5.00% 2007                                                                                               1,000             1,062
  RADIAN insured, 5.00% 2009                                                                               2,000             2,200


TEXAS  -  18.37%
G.O. Bonds, Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2011                           2,205             2,481
Public Fin. Auth., G.O. Ref. Bonds:
 Series 1997, 5.25% 2011                                                                                   2,000             2,209
 Series 2002, 5.25% 2007                                                                                   1,500             1,667
 Series 2003, 5.00% 2010                                                                                   1,100             1,238
College Student Loan Bonds, Series 2000, AMT, 5.50% 2010                                                   1,000             1,134
Angelina and Neches River Auth., Pollution Control Rev. Ref. Bonds (Temple-Inland Forest Products
  Corp. Project), Series 1991, 5.65% 2012                                                                  5,350             5,618
City of Austin:
 Public Improvement Bonds:
  Series 1999, 5.75% 2011                                                                                  1,500             1,721
  Series 2001, 5.00% 2010                                                                                  2,000             2,253
 Travis and Williamson Counties, Public Improvement Ref. Bonds, Series 2003:
  5.00% 2011                                                                                               1,220             1,371
  5.00% 2012                                                                                               1,000             1,119
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner
  Retirement Services, Inc. Obligated Group Project), Series 1998:
 5.00% 2005                                                                                                1,330             1,394
 5.00% 2007                                                                                                1,470             1,583
Bexar County, Tax-Exempt Venue Project Rev. Bonds, Series 2000, MBIA insured, 5.50% 2009                   2,000             2,290
Brazos River Auth., AMT:
 Collateralized Pollution Control Rev. Ref. Bonds (Texas Utilities Electric Co. Project):
  Series 1994-B, 5.40% 2029 (put 2006)                                                                     1,000             1,056
  Series 1995-B, 5.05% 2030 (put 2006)                                                                     1,000             1,051
 Pollution Control Rev. Ref. Bonds (TXU Electric Co. Project), Series 2001-C,
  5.75% 2036 (put 2011)                                                                                    5,750             6,218
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs.
  Rev. Bonds (The Dow Chemical Co. Project), Series 2002-A4, AMT, 5.20% 2033 (put 2008)                    6,450             6,927
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds
  (Valero Refining and Marketing Co. Project), Series 1997-D, AMT, 5.125% 2009                             1,000             1,062
Cypress-Fairbanks Independent School Dist., Unlimited Tax Ref. and
  Schoolhouse Bonds, Series 2001, 5.25% 2011                                                               2,000             2,273
City of Dallas, (Dallas, Denton, Collin and Rockwall Counties), Series 1998:
 G.O. Ref. and Improvement Bonds, 5.00% 2012                                                               4,000             4,361
 Waterworks and Sewer System Rev. Ref. Bonds:
  5.125% 2010                                                                                              1,490             1,691
  5.00% 2011                                                                                               1,800             1,984
City of Fort Worth, (Tarrant and Denton Counties):
 General Purpose Ref. Bonds, Series 2002, 5.00% 2010                                                       1,000             1,121
 Water and Sewer System Rev. Ref. and Improvement Bonds, Series 2003, 5.00% 2011                           1,000             1,120
Fort Worth Independent School Dist. (Tarrant County), School Building
  Unlimited Tax Bonds, Series 2001-A, 5.00% 2011                                                           3,560             3,988
Gulf Coast Waste Disposal Authority, Solid Waste Disposal Rev. Bonds, (Waste
  Management of Texas, Inc. Travis County Project), Series 2003-C, AMT,
  2.85% 2028 (put 2004)                                                                                    1,500             1,503
Harris County:
 G.O. and Rev. Ref. Bonds, Series 2002, 5.25% 2010                                                         1,585             1,805
 Permanent Improvement and Ref. Bonds:
  Series 2002, 5.00% 2010                                                                                  4,645             5,224
  Series 2003-B:
   5.00% 2009                                                                                              2,000             2,241
   5.00% 2011                                                                                              2,000             2,249
 Health Facs. Dev. Corp.:
  Hospital Rev. Bonds:
   Memorial Hermann Hospital System Project, Series 1998, FSA insured, 5.25% 2008                          1,000             1,111
   Memorial Hospital System Project, Series 1997-A, MBIA insured:
    6.00% 2009                                                                                             3,215             3,729
    6.00% 2010                                                                                             1,500             1,753
  Hospital Rev. Ref. Bonds, Children's Hospital Project, Series 1995,
  MBIA insured, 6.00% 2004
  (escrowed to maturity)                                                                                   1,000             1,033
  Rev. Bonds (St. Luke's Episcopal Hospital):
   Series 2001-A:
    5.50% 2010                                                                                             1,705             1,903
    5.50% 2011                                                                                             1,000             1,115
   Series 2002:
    5.00% 2009                                                                                               700               767
    5.00% 2010                                                                                               735               801
    5.00% 2011                                                                                               770               836
    5.00% 2012                                                                                               810               880
City of Houston, Airport System Subordinate Lien Rev. Bonds:
 Series 1998-B, AMT, FGIC insured:
  5.25% 2009                                                                                               2,500             2,747
  5.25% 2012                                                                                               2,915             3,167
 Series 2002-B, FSA insured, 5.25% 2011                                                                    2,000             2,272
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast
  Texas, FHA insured Mortgage Rev. Bonds, Series 2001, AMBAC insured, 4.50% 2010                           1,000             1,080
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties),
  Unlimited Tax School Building Bonds, Series 2002-A:
5.25% 2011                                                                                                 1,000             1,136
5.25% 2012                                                                                                 2,000             2,270
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2002, MBIA insured, 5.00% 2010                         1,500             1,683
North Central Health Facs. Dev. Corp., Hospital Rev. Bonds:
 Baylor Health Care System Project, Series 2002:
  5.50% 2006                                                                                               3,000             3,251
  5.50% 2009                                                                                                 960             1,076
  5.50% 2010                                                                                               1,140             1,279
 Children's Medical Center of Dallas Project, AMBAC insured, 5.00% 2009                                    1,100             1,225
North Texas Tollway Auth., Dallas North Tollway System, Series 2003:
 FSA insured, 5.00% 2018 (put 2008)                                                                        1,000             1,109
 AMBAC insured, 5.00% 2038 (put 2008)                                                                      4,000             4,437
City of Plano (Collin and Denton Counties), G.O. Ref. and Improvement Bonds,
  Series 2003, 5.00% 2010                                                                                  3,300             3,717
Plano Independent School Dist. (Collin County, Texas), Unlimited Tax School
  Building and Ref. Bonds, Series 2001,  5.00% 2011                                                        1,000             1,122
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU Electric Company
  Project), Series 2001-A, 5.50% 2022 (put 2011)                                                           2,000             2,155
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds,
  Series 2002-A, 5.50% 2010                                                                                4,740             5,230
City of San Antonio:
 General Improvement and Ref. Bonds:
  Tax-Exempt Obligations, Series 1998, 5.00% 2009                                                          2,000             2,185
  Series 2001, 5.00% 2010                                                                                  2,000             2,236
  Series 2002, 5.00% 2011                                                                                  3,000             3,370
 Airport System Rev. Improvement Bonds, Series 2002, AMT, FGIC insured:
  5.50% 2009                                                                                               1,000             1,122
  5.50% 2010                                                                                               1,000             1,126
 Electric and Gas Systems Rev. and Ref. Bonds:
  New Series 1997:
   5.30% 2011 (preref. 2007)                                                                               1,945             2,161
   5.30% 2011                                                                                              1,555             1,708
  Series 1998-A, 5.125% 2009                                                                               2,455             2,747
  New Series 2002:
   5.25% 2011                                                                                              4,500             5,110
   5.25% 2012                                                                                              2,000             2,269
  New Series 2003 (forward delivery), 5.25% 2011                                                           1,000             1,137
  New Series 2003-A (forward delivery), 5.00% 2007                                                         1,000             1,089
Socorro Independent School Dist. (El Paso County), Unlimited Tax School
  Building Ref. Bonds, Series 2001, 5.00% 2009                                                             1,255             1,405
Tarrant County, Health Facs. Dev. Corp.:
 Health Resources System Rev. Bonds, Series 1997-A, MBIA insured, 5.50% 2007                               1,000             1,102
 Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A, 5.00% 2008                        1,635             1,791
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev.
  Ref. and Improvement Bonds, Series 2002, FSA insured, 5.00% 2010                                         2,000             2,239
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes,
  Series 2002, 5.00% 2008                                                                                  9,500            10,517
Board of Regents of the Texas A&M University System:
 Permanent University Fund Ref. Bonds, Series 2003, 5.25% 2012                                             1,250             1,428
 Rev. Fncg. System Bonds, 5.10% 2010                                                                       2,000             2,217
Board of Regents of The University of Texas System:
 Rev. Fncg. System Bonds:
  Series 1996-B, 5.00% 2011                                                                                2,000             2,183
  Series 2001-B, 5.00% 2011                                                                                1,150             1,295
  Series 2003-A, 5.00% 2009                                                                                1,000             1,121
  Series 2003-B:
   5.25% 2010                                                                                              1,500             1,711
   5.25% 2012                                                                                              3,000             3,420
 Rev. Fncg. System Ref. Bonds:
  Series 2002, FSA insured, 5.00% 2010                                                                     1,400             1,568
  Series 2002-B, 5.25% 2012                                                                                1,000             1,140
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System),
  Series 2003, MBIA insured:
 5.00% 2010                                                                                                2,040             2,276
 5.00% 2011                                                                                                3,715             4,129


UTAH  -  0.49%
Housing Corp., Single-family Mortgage Bonds, AMT:
 Series 2002-C2, Class III, 5.25% 2018                                                                     1,940             2,041
 Series 2002-D2, Class III, 5.00% 2018                                                                       965             1,005
 Series 2002-E2, Class III, 4.95% 2019                                                                       995             1,039
Housing Fin. Agcy., (Federally Insured or Guaranteed Mortgage Loans):
 Single-family Mortgage Bonds, AMT:
  1998 Issue D-2, 5.25% 2012                                                                                 155               164
  1998 Issue E-1, 5.25% 2012                                                                                 190               201
  1998 Issue F-2, 4.25% 2008                                                                                 625               646
 Single-family Mortgage Purchase Ref. Bonds, Series 1996, 5.45% 2004                                          30                30


VERMONT  -  0.25%
Educational and Health Buildings Fncg. Agcy., Hospital Rev. Bonds (Medical
  Center Hospital of Vermont Project), Series 1993, FGIC insured, 5.75% 2007                               2,500             2,558


VIRGIN ISLANDS  -  0.49%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Senior Lien,
  Series 1998-A, 5.20% 2010                                                                                4,765             5,068


Virginia  -  1.15%
Housing Dev. Auth., AMT:
 Commonwealth Mortgage Bonds, Series 2000-A1, 5.55% 2008                                                     375               375
 Rental Housing Bonds, Series 2000-D, 5.50% 2008                                                           1,070             1,138
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT:
 5.00% 2010                                                                                                2,000             2,217
 5.00% 2011                                                                                                4,345             4,790
 5.00% 2012                                                                                                1,000             1,099
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Adjustable
  Mode Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002,
  AMT, 6.25% 2027 (put 2012)                                                                               2,000             2,271


WASHINGTON  -  8.24%
G.O. Bonds, Series 1999-S1, 5.00% 2012                                                                     4,700             5,117
Motor Vehicle Fuel Tax G.O Bonds, Series A, 5.375% 2007                                                    3,000             3,237
Various Purpose G.O. Bonds:
 Series 1999-A, 5.25% 2010                                                                                 1,000             1,106
 Series 2000-B, 6.00% 2010                                                                                 1,130             1,322
Health Care Facs. Auth., Series 1997-A, MBIA insured:
 Weekly Rate Demand Rev. Bonds (Virginia Mason Medical Center), 6.00% 2006                                 1,000             1,105
 Rev. Bonds (Catholic Health Initiatives), 5.10% 2010                                                      1,000             1,100
Higher Education Facs. Auth., Rev. and Ref. Rev. Bonds (Gonzaga University
  Project), Series 1998, MBIA insured, 4.80% 2009                                                          1,000             1,105
Conservation and Renewable Energy System, Conservation Project Rev. Bonds
  (Bonneville Power Administration), Series 2003:
 5.00% 2010                                                                                                1,240             1,379
 5.00% 2011                                                                                                1,000             1,107
Public Power Supply System, Rev. Ref. Bonds:
 Nuclear Project No. 2:
  Series 1997-B, 5.50%  2006                                                                               1,000             1,090
  Series 1998-A, 5.00% 2005                                                                                4,250             4,473
  Series 1998-A, 5.00% 2012                                                                                4,000             4,331
 Nuclear Project No. 3:
  Series 1997-A, FSA insured, 5.10% 2010                                                                   1,000             1,109
  Series 1998-A, 5.00% 2005                                                                                1,000             1,052
Clark County, Evergreen School Dist. No. 114, Unlimited Tax G.O. Bonds,
  Series 2002, FSA insured, 5.00% 2011                                                                     1,000             1,128
Energy Northwest, Columbia Generating Station Ref. Electric Rev. Bonds,
  Series 2003-A, 5.50% 2012                                                                                3,500             4,018
Grays Harbor County, Public Utility Dist. No. 1, Electric Rev. Bonds,
  Series 2001, AMBAC insured, 5.00% 2009                                                                   1,295             1,439
King County:
 Limited Tax G.O. Bonds:
  Series 1991-A, 5.00% 2009                                                                                2,500             2,646
  Baseball Stadium:
   Series 1997-D, 5.60% 2009                                                                               3,710             4,220
   Series 2002, 5.00% 2008                                                                                 2,000             2,236
 Sewer Rev. Bonds, Rev. Ref. Bonds, Series 1999-B, FSA insured:
  5.25% 2010                                                                                               2,000             2,266
  5.25% 2011                                                                                               2,895             3,290
Public Utility Dist. No. 1 of Lewis County, Cowlitz Falls Hydroelectric Project
  Rev. Ref. Bonds, Series 2003, XLCA insured, 5.00% 2011                                                   2,000             2,236
Pierce County, Tacoma School District No. 10, Unlimited Tax G.O. Bonds,
  Series 2003, FGIC insured, 5.00% 2009                                                                    1,500             1,686
City of Seattle:
 Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001,
  FSA insured, 5.50% 2012                                                                                  1,000             1,135
 Municipal Light and Power Rev. Bonds, Series 1997, 5.00% 2010                                             1,000             1,102
Port of Seattle:
 Passenger Fac. Charge Rev. Bonds, Series 1998-B, AMT, AMBAC insured:
  5.25% 2009                                                                                               1,000             1,105
  5.25% 2011                                                                                               2,000             2,195
 Rev. Bonds, Series 2001-B, AMT, FGIC insured:
  5.50% 2009                                                                                               1,605             1,796
  5.50% 2010                                                                                               3,000             3,369
 Special Fac. Rev. Bonds (SEATAC Fuel Facs. LLC), Series 2003, AMT,
  MBIA insured, 5.00% 2012                                                                                 1,510             1,638
 Subordinate Lien Rev. Bonds, Series 1999-B, AMT, FGIC insured, 5.50% 2009                                 1,500             1,687
Snohomish County:
 Limited Tax G.O. Bonds:
  Series 2001, 5.00% 2010                                                                                  3,000             3,383
  Series 2003, 5.00% 2012                                                                                  1,000             1,121
 Everett School Dist. No. 2, Unlimited Tax G.O. Ref. Bonds, Series 2003, 4.50% 2007                        1,890             2,053
 Public Utility Dist. No. 1, Generation System Rev. Ref. Bonds, Series 2002-B, FSA insured:
  5.25% 2009                                                                                               1,000             1,135
  5.25% 2010                                                                                               2,000             2,282
  5.25% 2011                                                                                               4,000             4,562
City of Spokane, Regional Solid Waste Management System, Rev. Ref. Bonds,
  Series 2001, AMBAC insured, 5.25% 2011                                                                   1,650             1,862
City of Tacoma, Electric System Rev. and Ref. Bonds, Series 2001-A,
  FSA insured, 5.50% 2011                                                                                  1,100             1,264


WISCONSIN  -  2.69%
G.O. Ref. Bonds, Series 1998-1, 5.50% 2010                                                                 2,210             2,555
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds:
 5.50% 2010                                                                                                  750               753
 Rev. Bonds:
  5.50% 2006                                                                                               1,000             1,035
  5.00% 2008                                                                                               1,350             1,365
  5.75% 2011                                                                                               1,000             1,014
Health and Educational Facs. Auth.:
 Rev. Bonds:
  Froedtert & Community Health Obligated Group, Series 2001, 5.65% 2009                                    1,935             2,171
  Gundersen Lutheran, Series 2003-A, FSA insured:
   5.00% 2009                                                                                              1,500             1,656
   5.00% 2010                                                                                              1,200             1,328
  Hospital Sisters Services, Inc. - Obligated Group:
   Series 1998-B, MBIA insured, 4.85% 2011                                                                 1,195             1,280
   Series 2003-D, FSA insured, 5.00% 2011                                                                  2,515             2,803
  The Monroe Clinic, Inc., Series 1999, 4.60% 2008                                                         1,010             1,068
  Wheation Franciscan Services, Series 2003-A:
   5.00% 2008                                                                                              1,595             1,740
   5.00% 2012                                                                                              2,065             2,233
  Variable Rate Hospital Rev. Bonds (Charity Obligated Group, Daughters of Charity
    National Health System), Series 1997-D, 4.90% 2015 (preref. 2005/put 2005)                             3,050             3,242
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2000-C, AMT, MBIA insured, 4.35% 2009             1,005             1,077
City of Milwaukee, G.O. Corporate Purpose Bonds, Series R, 5.50% 2010                                      2,200             2,542


                                                                                                                           983,200



SHORT-TERM SECURITIES  -  4.52%


Public Building Auth. of the City of Clarksville, Tennessee, Adjustable Rate
  Pooled Fncg. Rev. Bonds: (2)
 Series 2001, 1.00% 2031                                                                                   4,330             4,330
 Series 2003, 1.00% 2033 (3)                                                                               2,900             2,900
City of Detroit, Michigan, Sewage Disposal System, Rev. Bonds, Series 2003-B,
  FSA insured, 1.00% 2033 (2)                                                                              1,800             1,800
City of Farmington, New Mexico, Pollution Control Rev. Ref. Bonds (Arizona
  Public Service Co. Four Corners Project), Series 1994-C, AMT, 0.96% 2024 (2)                             1,800             1,800
Lower Neches Valley Auth., Texas, Industrial Dev. Corp., Exempt Facs. Ref. Rev.
  Bonds (ExxonMobil Project), Series 2001-B, AMT, 0.98% 2029 (2)                                           1,000             1,000
Commonwealth of Massachusetts, G.O. Ref. Bonds, Series 1998-A, 0.93% 2016 (2)                              3,300             3,300
Massachusetts Bay Transportation Auth., General Transportation System Bonds,
  Variable Rate Demand Obligations, Series 2000, 0.93% 2030 (2)                                            6,600             6,600
Public Building Auth. of the County of Montgomery, Tennessee, Adjustable
  Rate Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002,
  1.00% 2032 (2)                                                                                           6,465             6,465
City of New York, New York, G.O. Bonds, Series 2004-A-5, 1.00% 2031 (2)                                    2,000             2,000
County of Riverside, California, Cert. of Part. ACES (Riverside County Public
  Facs. Project), Series 1985-B, 0.92% 2015 (2)                                                            5,800             5,800
Salt Lake County, Utah Pollution Control Rev. Ref. Bonds (Service Station
  Holdings Inc. Project - The British Petroleum Company p.l.c. Guarantor),
  Series 1994-B, 1.00% 2007 (2)                                                                            1,000             1,000
Industrial Dev. Corp. of the Port of Bellingham (Washington) Environmental
  Facs. Industrial Rev. Bonds (Atlantic Richfield Company Project) Series 2001,
  AMT, 1.04% 2033 (2) (3)                                                                                  3,400             3,400
Will County, Illinois Exempt Fac. Industrial Rev. Bonds (BP Amoco Chemical
  Company Project), Series 2001, AMT, 1.04% 2031 (2)                                                       1,500             1,500
State of Connecticut Health and Educational Facs. Auth. Rev. Bonds,
  Yale University Issues, 0.85% 2037 (2)                                                                   5,000             5,000


                                                                                                                            46,895


TOTAL INVESTMENT SECURITIES (cost: $991,230,000)                                                                         1,030,095
Other assets less liabilities                                                                                                7,354

NET ASSETS                                                                                                              $1,037,449


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(3) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions setting in the future.

See Notes to Financial Statements

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue



FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES                                   unaudited
at January 31, 2004
(dollars and shares in thousands, except per-share amounts)

ASSETS:
 Investment securities at market (cost: $991,230)                   $ 1,030,095
 Cash                                                                       115
 Receivables for:
  Sales of fund's shares                              $ 4,588
  Interest                                             11,696            16,284
                                                                      1,046,494
LIABILITIES:
 Payables for:
  Purchases of investments                              6,448
  Repurchases of fund's shares                          1,155
  Dividends on fund's shares                              717
  Investment advisory services                            260
  Services provided by affiliates                         380
  Deferred Trustees' compensation                          55
  Other fees and expenses                                  30             9,045
NET ASSETS AT JANUARY 31, 2004                                       $1,037,449

NET ASSETS CONSIST OF:
 Capital paid in on shares of beneficial interest                    $1,004,766
 Undistributed net investment income                                        186
 Accumulated net realized loss                                           (6,368)
 Net unrealized appreciation                                             38,865
NET ASSETS AT JANUARY 31, 2004                                       $1,037,449



SHARES  OF  BENEFICIAL  INTEREST  ISSUED  AND  OUTSTANDING  -  UNLIMITED  SHARES
AUTHORIZED

                                               SHARES        NET ASSET
                           NET ASSETS       OUTSTANDING    VALUE PER SHARE (1)

Class A                      $790,638          50,508        $15.65
Class B                        53,603           3,424         15.65
Class C                       113,016           7,220         15.65
Class F                        32,869           2,100         15.65
Class R-5                      47,323           3,023         15.65

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.26.

See Notes to Financial Statements


STATEMENT OF OPERATIONS                                              unaudited
for the six months ended January 31, 2004                (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Interest                                                              $19,388

 Fees and expenses:
  Investment advisory services                        $ 1,581
  Distribution services                                 1,990
  Transfer agent services                                  86
  Administrative services                                 133
  Reports to shareholders                                  44
  Registration statement and prospectus                   100
  Postage, stationery and supplies                         16
  Trustees' compensation                                   21
  Auditing and legal                                       41
  Custodian                                                10
  Total expenses before reimbursement                   4,022
   Reimbursement of expenses                              137             3,885
 Net investment income                                                   15,503

NET REALIZED GAIN AND UNREALIZED
 APPRECIATION ON INVESTMENTS
 Net realized gain on investments                                           186
 Net unrealized appreciation on
  investments                                                            30,087
   Net realized gain and
    unrealized appreciation
    on investments                                                       30,273
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                        $45,776



STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                              Six months        Year ended
                                                            ended January 31,     July 31,
                                                                 2004*             2003
OPERATIONS:
 Net investment income                                         $15,503           $26,870
 Net realized gain (loss) on investments                           186            (4,184)
 Net unrealized appreciation (depreciation)
  on investments                                                30,087            (7,005)
  Net increase in net assets
   resulting from operations                                    45,776            15,681

DIVIDENDS PAID TO SHAREHOLDERS FROM
 NET INVESTMENT INCOME                                         (15,513)          (26,832)

CAPITAL SHARE TRANSACTIONS                                      43,224           371,639

TOTAL INCREASE IN NET ASSETS                                    73,487           360,488

NET ASSETS:
 Beginning of period                                           963,962           603,474
 End of period (including undistributed net investment
  income: $186 and $196, respectively)                      $1,037,449          $963,962


*Unaudited

See Notes to Financial Statements



NOTES TO FINANCIAL STATEMENTS                                        unaudited


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Limited Term Tax-Exempt Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income exempt from federal income taxes, consistent with preservation of capital, through investments in tax-exempt securities with effective maturities between three and 10 years.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The retirement plan share class (R-5) is sold without any sales charges and does not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
                       INITIAL SALES        CONTINGENT DEFERRED SALES
 SHARE CLASS              CHARGE             CHARGE UPON REDEMPTION               CONVERSION FEATURE
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
 Class A                Up to 3.75%          None (except 1% for certain                None
                                             redemptions within one year of
                                             purchase without an initial
                                             sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
 Class B                 None                Declines from 5% to zero for          Class B converts to
                                             redemptions within six years          Class A after eight
                                             of purchase                           years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
 Class C                 None                1% for redemptions within             Class C converts to
                                             one year of purchase                  Class F after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
 Class F                 None                        None                               None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
 Class R-5               None                        None                               None
---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity, the date the security is expected to be called or refunded by the issuer or the date at which the investor can redeem the security with the issuer. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith by authority of the fund's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.


2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Generally, income earned by the fund is exempt from federal income taxes; however, the fund might earn taxable income from the sale of certain securities purchased at a market discount.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. As of January 31, 2004, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of January 31, 2004, the cost of investment securities for federal income tax purposes was $990,964,000.

As of January 31, 2004, the components of distributable earnings on a tax basis were as follows:

                                                         (dollars in thousands)
Undistributed net investment income                                      $692
Accumulated short-term capital losses                                  (5,551)
Accumulated long-term capital losses                                     (817)
Gross unrealized appreciation on investment securities                 40,538
Gross unrealized depreciation on investment securities                 (1,407)

Accumulated short-term capital losses above include capital loss carryforwards of $1,018,000, $390,000, $261,000, $702,000 and $3,146,000 expiring in 2004,
2005, 2008, 2009 and 2011, respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included in accumulated short-term and long-term capital losses above are capital losses of $1,037,000 that were realized during the period November 1, 2002 through July 31, 2003.

Distributions paid to shareholders from tax-exempt income were as follows (dollars in thousands):

[begin table]
                                   SIX MONTHS ENDED            YEAR ENDED
SHARE CLASS                        JANUARY 31, 2004           JULY 31, 2003

Class A                              $ 12,322                   $ 21,827
Class B                                   675                        954
Class C                                 1,329                      2,062
Class F                                   458                        732
Class R-5                                 729                      1,257
Total                                $ 15,513                   $ 26,832

[end table]


3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.30% on the first $60 million of daily net assets and 0.21% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross investment income. The Board of Trustees approved an amended agreement effective November 1, 2003, reducing the annual rate of 0.21% to 0.18% on such assets in excess of $60 million but not exceeding $1 billion and included an additional annual rate of 0.16% on assets exceeding $1 billion. During the period September 1, 2001 through October 31, 2003, CRMC voluntarily reduced management fees to 0.30% of the first $60 million of daily net assets and 0.15% of such assets in excess of $60 million. The gross investment income portion of the fee was unchanged. As a result, for the six months ended January 31, 2004, the fee shown on the accompanying financial statements of $1,581,000, which was equivalent to an annualized rate of 0.318% was voluntarily reduced by $137,000 to $1,444,000, or 0.290% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

     ----------------------------------------------------------------------
     SHARE CLASS           CURRENTLY APPROVED LIMITS         PLAN LIMITS
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     Class A                          0.30%                      0.30%
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     Class B                          1.00                       1.00
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     Class C                          1.00                       1.00
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     Class F                          0.25                       0.50
     ----------------------------------------------------------------------

     All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For Class A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of January 31, 2004, unreimbursed expenses subject to reimbursement totaled $2,029,000 for Class A.

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

     Expenses under the agreements described above for the six months ended January 31, 2004, were as follows (dollars in thousands):

     =========================================================================================
                                                                ADMINISTRATIVE SERVICES
                                                       ---------------------------------------
                                                              CRMC
                      DISTRIBUTION    TRANSFER AGENT     ADMINISTRATIVE     TRANSFER AGENT
     SHARE CLASS        SERVICES         SERVICES           SERVICES           SERVICES
     -----------------------------------------------------------------------------------------
     Class A             $1,140             $79          Not applicable     Not applicable
     -----------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------
     Class B               265               7           Not applicable     Not applicable
     -----------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------
     Class C               548           Included             $82                 $5
                                            in
                                      administrative
                                         services
     -----------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------
     Class F                37           Included              22                  2
                                            in
                                      administrative
                                         services
     -----------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------
     Class R-5       Not applicable      Included              21                  1
                                            in
                                      administrative
                                         services
     -----------------------------------------------------------------------------------------
     -----------------------------------------------------------------------------------------
     Total               $1,990             $86              $125                 $8
     =========================================================================================

DEFERRED TRUSTEES' COMPENSATION - Since the adoption of the deferred compensation plan in 1994, Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees' compensation in the accompanying financial statements includes $14,000 in current fees (either paid in cash or deferred) and a net increase of $7,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Trustees received any compensation directly from the fund.


4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                            SALES(1)               REINVESTMENTS OF DIVIDENDS
SHARE CLASS                          AMOUNT           SHARES         AMOUNT         SHARES

SIX MONTHS ENDED JANUARY 31, 2004
Class A                             $ 159,010         10,265        $ 9,686             624
Class B                                 5,947            385            493              32
Class C                                20,032          1,294          1,057              69
Class F                                11,992            773            340              22
Class R-5                              12,962            834            320              20
Total net increase
   (decrease)                       $ 209,943         13,551       $ 11,896             767


YEAR ENDED JULY 31, 2003
Class A                             $ 467,480         30,243       $ 16,955           1,097
Class B                                42,863          2,775            677              43
Class C                                87,502          5,668          1,600             104
Class F                                39,271          2,540            559              36
Class R-5                              20,849          1,347            654              43
Total net increase
   (decrease)                       $ 657,965         42,573       $ 20,445           1,323



                                         REPURCHASES(1)                  NET INCREASE
SHARE CLASS                          AMOUNT           SHARES         AMOUNT         SHARES

SIX MONTHS ENDED JANUARY 31, 2004
Class A                             $ (139,163)       (9,011)      $ 29,533           1,878
Class B                                 (5,188)         (336)         1,252              81
Class C                                (17,222)       (1,114)         3,867             249
Class F                                 (9,293)         (603)         3,039             192
Class R-5                               (7,749)         (503)         5,533             351
Total net increase
   (decrease)                       $ (178,615)      (11,567)      $ 43,224           2,751


YEAR ENDED JULY 31, 2003
Class A                             $ (235,738)      (15,273)     $248,697          16,067
Class B                                 (8,894)         (576)       34,646           2,242
Class C                                (30,866)       (2,000)       58,236           3,772
Class F                                (23,846)       (1,541)       15,984           1,035
Class R-5                               (7,427)         (482)       14,076             908
Total net increase
   (decrease)                       $ (306,771)      (19,872)     $371,639          24,024

(1)  Includes exchanges between share classes of the fund.


5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of January 31, 2004, the total value of restricted securities was $7,539,000, which represented 0.73% of the net assets of the fund.


6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $86,356,000 and $42,602,000, respectively, during the six months ended January 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended January 31, 2004, the custodian fee of $10,000 included $342 that was offset by this reduction, rather than paid in cash.




FINANCIAL HIGHLIGHTS  (1)

                                                                  INCOME FROM INVESTMENT OPERATIONS(3)
                                                                                           NET
                                                  NET ASSET                           GAINS(LOSSES)
                                                  VALUE,           NET                ON SECURITIES        TOTAL FROM
                                                  BEGINNING     INVESTMENT           (BOTH REALIZED        INVESTMENT
                                                  OF PERIOD       INCOME             AND UNREALIZED)       OPERATIONS
CLASS A:
 Six months ended 1/31/2004  (2)                  $15.17           $.25                 $.48                 $.73
 Year ended 7/31/2003                              15.28           .52                  (.11)                 .41
 Year ended 7/31/2002                              15.08           .58                   .20                  .78
 Year ended 7/31/2001                              14.43           .62                   .65                  1.27
 Year ended 7/31/2000                              14.62           .62                  (.19)                 .43
 Year ended 7/31/1999                              14.85           .61                  (.23)                 .38
CLASS B:
 Six months ended 1/31/2004  (2)                   15.17           .20                   .48                  .68
 Year ended 7/31/2003                              15.28           .42                  (.11)                 .31
 Year ended 7/31/2002                              15.08           .47                   .20                  .67
 Year ended 7/31/2001                              14.43           .48                   .69                 1.17
 Period from 3/15/2000 to 7/31/2000                14.27           .16                   .21                  .37
CLASS C:
 Six months ended 1/31/2004  (2)                   15.17           .19                   .48                  .67
 Year ended 7/31/2003                              15.28           .40                  (.11)                 .29
 Year ended 7/31/2002                              15.08           .45                   .20                  .65
 Period from 3/15/2001 to 7/31/2001                14.92           .15                   .17                  .32
CLASS F:
 Six months ended 1/31/2004  (2)                   15.17           .25                   .48                  .73
 Year ended 7/31/2003                              15.28           .51                  (.11)                 .40
 Year ended 7/31/2002                              15.08           .55                   .20                  .75
 Period from 3/15/2001 to 7/31/2001                14.92           .16                   .19                  .35
CLASS R-5:
 Six months ended 1/31/2004  (2)                   15.17           .27                   .48                  .75
 Year ended 7/31/2003                              15.28           .56                  (.11)                 .45
 Period from 7/15/2002 to 7/31/2002                15.27           .02                   .01                  .03

                                          DIVIDENDS                                                    RATIO OF          RATIO OF
                                          (FROM NET       NET ASSET                    NET ASSETS,     EXPENSES          NET INCOME
                                         INVESTMENT       VALUE, END       TOTAL      END OF PERIOD    TO AVERAGE        TO AVERAGE
                                           INCOME)        OF PERIOD       RETURN(4)   (IN MILLIONS)    NET ASSETS        NET ASSETS
CLASS A:
 Six months ended 1/31/2004  (2)           $(.25)          $15.65           4.86%         $791            .66% (5) (6)     3.24% (5)
 Year ended 7/31/2003                       (.52)           15.17           2.71           738            .66  (6)         3.37
 Year ended 7/31/2002                       (.58)           15.28           5.32           497            .70  (6)         3.86
 Year ended 7/31/2001                       (.62)           15.08           8.99           306            .75  (6)         4.18
 Year ended 7/31/2000                       (.62)           14.43           3.09           258            .75  (6)         4.33
 Year ended 7/31/1999                       (.61)           14.62           2.59           283            .75  (6)         4.12
CLASS B:
 Six months ended 1/31/2004  (2)            (.20)           15.65           4.50           53            1.36  (5) (6)     2.54  (5)
 Year ended 7/31/2003                       (.42)           15.17           1.98           51            1.35  (6)         2.63
 Year ended 7/31/2002                       (.47)           15.28           4.52           17            1.40  (6)         3.06
 Year ended 7/31/2001                       (.52)           15.08           8.24            2            1.59  (6)         3.24
 Period from 3/15/2000 to 7/31/2000         (.21)           14.43           2.59            1             .61  (6)         1.23
CLASS C:
 Six months ended 1/31/2004  (2)            (.19)           15.65           4.43           113           1.49  (5) (6)     2.41  (5)
 Year ended 7/31/2003                       (.40)           15.17           1.86           106           1.49  (6)         2.51
 Year ended 7/31/2002                       (.45)           15.28           4.38           49            1.52  (6)         2.92
 Period from 3/15/2001 to 7/31/2001         (.16)           15.08           2.14            4             .75              1.05
CLASS F:
 Six months ended 1/31/2004  (2)            (.25)           15.65           4.81           33             .74  (5) (6)     3.14  (5)
 Year ended 7/31/2003                       (.51)           15.17           2.61           29             .74  (6)         3.27
 Year ended 7/31/2002                       (.55)           15.28           5.11           13             .82  (6)         3.69
 Period from 3/15/2001 to 7/31/2001         (.19)           15.08           2.34            2             .60              1.18
CLASS R-5:
 Six months ended 1/31/2004  (2)            (.27)           15.65           4.97           47             .44  (5) (6)     3.47  (5)
 Year ended 7/31/2003                       (.56)           15.17           2.93           40             .44  (6)         3.61
 Period from 7/15/2002 to 7/31/2002         (.02)           15.28            .23           27             .02               .16


                                 SIX MONTHS ENDED
                                   JANUARY 31,                      YEAR ENDED JULY 31
                                     2004 (2)         2003      2002      2001      2000      1999

PORTFOLIO TURNOVER RATE FOR
     ALL CLASSES OF SHARES          5%                 10%       9%        21%       34%       17%

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)  Unaudited.
(3) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(4) Total returns exclude all sales charges, including contingent deferred sales charges.
(5)  Annualized.
(6) Had CRMC not waived management services fees, the fund's expense ratio would have been 0.68%, 0.71%, 0.75%, 0.80%, 0.81%, and 0.77% for the periods ended 2004, 2003, 2002, 2001, 2000 and 1999, respectively, for Class A; 1.39%, 1.40%, 1.45%, 1.60% and 0.71% for the periods ended 2004,
     2003,  2002,  2001 and 2000,  respectively,  for Class B; 1.52%,  1.54% and
     1.58% for the periods ended 2004, 2003 and 2002, respectively, for Class C; 0.77%, 0.79% and 0.87% for the periods ended 2004, 2003 and 2002, respectively, for Class F; and 0.47% and 0.49% for the periods ended 2004 and 2003 for Class R-5.

See Notes to Financial Statements



[logo - American Funds(R)]

The right choice for the long term(R)

OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Limited Term Tax-Exempt Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.70 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.83 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.08 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA CAREFULLY. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE PROSPECTUS, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of Limited Term Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2004, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGESR-943-0304

Litho in USA WG/PNL/8089

Printed on recycled paper




ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the registrant, c/o the registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 10 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA


By /s/ Brenda S. Ellerin
-------------------------------------------------------
Brenda S.Ellerin, President and PEO

Date: April 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By    /s/ Brenda S. Ellerin
   --------------------------------------------------
Brenda S. Ellerin, President and PEO

Date:  April 8, 2004



By     /s/ Sharon G. Moseley, Treasurer
   --------------------------------------------------
Sharon G. Moseley, Treasurer

Date:  April 8, 2004